SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
15.	SHAREHOLDERS’ EQUITY

Share Repurchases

In August 2019, the Company’s board of directors approved a $50.0 million share repurchase program. Under this program, the Company was able to make share repurchases from time to time in the open market or in privately negotiated transactions.

The Company suspended share repurchases in March 2020, and the program expired in September 2020. During the year ended December 31, 2020, the Company repurchased 417,341 shares at an average price of $15.57 per share, or $6.5 million, before commissions and fees. During the year ended December 31, 2019, the Company repurchased 2,010,437 shares at an average price of $16.29 per share, or $32.8 million, before commissions and fees. During the year ended December 31, 2018, the Company did not repurchase any shares.

Dividends

No dividends were declared or paid during the years ended December 31, 2020, 2019 or 2018.

Share Issuances

No shares were issued during the year ended December 31, 2020 and 2018. During the year ended December 31, 2019, the Company issued 258,828 shares in connection with SARs that were exercised.

In connection with the AirAsia transactions (see Note 17), on July 13, 2018, the Company issued and sold a total of 1,333,334 common shares in the form of ADSs, at a purchase price of $15.00 per share, to Meridian Aviation Partners Limited and certain other affiliates of Onex Corporation (collectively, “Onex”) and members of the management team of BBAM LP in private placement transactions, for aggregate proceeds of $20.0 million. In addition, on August 30, 2018, the Company issued 3,333,333 common shares in the form of ADSs, valued at $15.00 per share, to AirAsia, as partial consideration in the AirAsia transactions. The Fly common shares issued to AirAsia are subject to lock-up restrictions until at least 2021, as well as voting and standstill undertakings until AirAsia and its affiliates own less than 10% of Fly’s outstanding shares. The Company registered the common shares issued to  AirAsia for resale with the Securities and Exchange Commission.